Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Common shares (no par value) [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Common shares in treasury, at cost [Member]	Equity classified as obligation to purchase common shares [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member]	Foreign currency translation, net of tax [Member]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]	Total shareholders equity [Member]	Additional equity components [Member]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2014	€ 73,223	€ 3,531	€ 33,626	€ 29,279	€ (8)	€ 0	€ 1,675	€ 79	€ 0	€ 151	€ 18	€ 1,923	€ 68,351	€ 4,619	€ 253
Comprehensive income (loss), net of tax	(4,269)	0	0	(6,794)	0	0	(291)	18	662	2,044	48	2,481	(4,313)	0	45
Common shares issued	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash dividends paid	(1,044)	0	0	(1,034)	0	0	0	0	0	0	0	0	(1,034)	0	(10)
Coupon on additional equity components, net of tax	(228)	0	0	(228)	0	0	0	0	0	0	0	0	(228)	0	0
Remeasurement gains (losses) related to defined benefit plans, net of tax	(10)	0	0	(10)	0	0	0	0	0	0	0	0	(10)	0	0
Net change in share awards in the reporting period	(80)	0	(80)	0	0	0	0	0	0	0	0	0	(80)	0	0
Treasury shares distributed under share-based compensation plans	880	0	0	0	880	0	0	0	0	0	0	0	880	0	0
Tax benefits related to share-based compensation plans	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Additions to Equity classified as obligation to purchase common shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Deductions from Equity classified as obligation to purchase common shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Option premiums and other effects from options on common shares	(34)	0	(34)	0	0	0	0	0	0	0	0	0	(34)	0	0
Purchases of treasury shares	(9,177)	0	0	0	(9,177)	0	0	0	0	0	0	0	(9,177)	0	0
Sale of treasury shares	8,295	0	0	0	8,295	0	0	0	0	0	0	0	8,295	0	0
Net gains (losses) on treasury shares sold	(3)	0	(3)	0	0	0	0	0	0	0	0	0	(3)	0	0
Other	72	0	63	(31)	0	0	0	0	0	0	0	0	33	56	(17)
Equity, Balance at Dec. 31, 2015	67,624	3,531	33,572	21,182	(10)	0	1,384	97	662	2,196	66	4,404	62,678	4,675	270
Comprehensive income (loss), net of tax	(2,204)	0	0	(1,402)	0	0	(472)	46	(662)	223	11	(854)	(2,256)	0	52
Common shares issued	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash dividends paid	(11)	0	0	0	0	0	0	0	0	0	0	0	0	0	(11)
Coupon on additional equity components, net of tax	(276)	0	0	(276)	0	0	0	0	0	0	0	0	(276)	0	0
Remeasurement gains (losses) related to defined benefit plans, net of tax	(517)	0	0	(517)	0	0	0	0	0	0	0	0	(517)	0	0
Net change in share awards in the reporting period	64	0	64	0	0	0	0	0	0	0	0	0	64	0	0
Treasury shares distributed under share-based compensation plans	239	0	0	0	239	0	0	0	0	0	0	0	239	0	0
Tax benefits related to share-based compensation plans	2	0	2	0	0	0	0	0	0	0	0	0	2	0	0
Additions to Equity classified as obligation to purchase common shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Deductions from Equity classified as obligation to purchase common shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Option premiums and other effects from options on common shares	(129)	0	(129)	0	0	0	0	0	0	0	0	0	(129)	0	0
Purchases of treasury shares	(5,264)	0	0	0	(5,264)	0	0	0	0	0	0	0	(5,264)	0	0
Sale of treasury shares	5,035	0	0	0	5,035	0	0	0	0	0	0	0	5,035	0	0
Net gains (losses) on treasury shares sold	(7)	0	(7)	0	0	0	0	0	0	0	0	0	(7)	0	0
Other	262	0	263	0	0	0	0	0	0	0	0	0	263	(6)	4
Equity, Balance at Dec. 31, 2016	64,819	3,531	33,765	18,987	0	0	912	143	0	2,418	77	3,550	59,833	4,669	316
Comprehensive income (loss), net of tax	(3,800)	0	0	(751)	0	0	(223)	(125)	0	(2,646)	(36)	(3,030)	(3,781)	0	(20)
Common shares issued	8,037	1,760	6,277	0	0	0	0	0	0	0	0	0	8,037	0	0
Cash dividends paid	(403)	0	0	(392)	0	0	0	0	0	0	0	0	(392)	0	(11)
Coupon on additional equity components, net of tax	(298)	0	0	(298)	0	0	0	0	0	0	0	0	(298)	0	0
Remeasurement gains (losses) related to defined benefit plans, net of tax	(91)	0	0	(91)	0	0	0	0	0	0	0	0	(91)	0	0
Net change in share awards in the reporting period	(51)	0	(51)	0	0	0	0	0	0	0	0	0	(51)	0	0
Treasury shares distributed under share-based compensation plans	424	0	0	0	424	0	0	0	0	0	0	0	424	0	0
Tax benefits related to share-based compensation plans	3	0	3	0	0	0	0	0	0	0	0	0	3	0	0
Additions to Equity classified as obligation to purchase common shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Deductions from Equity classified as obligation to purchase common shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Option premiums and other effects from options on common shares	(104)	0	(104)	0	0	0	0	0	0	0	0	0	(104)	0	0
Purchases of treasury shares	(7,912)	0	0	0	(7,912)	0	0	0	0	0	0	0	(7,912)	0	0
Sale of treasury shares	7,479	0	0	0	7,479	0	0	0	0	0	0	0	7,479	0	0
Net gains (losses) on treasury shares sold	6	0	6	0	0	0	0	0	0	0	0	0	6	0	0
Other	(9)	0	22	0	0	0	0	0	0	0	0	0	22	6	(36)
Equity, Balance at Dec. 31, 2017	€ 68,099	€ 5,291	€ 39,918	€ 17,454	€ (9)	€ 0	€ 689	€ 18	€ 0	€ (227)	€ 40	€ 520	€ 63,174	€ 4,675	€ 250